Subordinated liabilities - Disclosure of subordinated liabilities (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Subordinated liabilities [abstract]
Subordinated liabilities, beginning balance	£ 11,423	£ 12,759
Issuances	1,523	1,477	£ 1,890
Redemptions	(2,239)	(2,679)
Other	(213)	(134)
Subordinated liabilities, ending balance	£ 10,494	£ 11,423	£ 12,759